Income Taxes - Reconciliation of Expected Tax Computed at U.S. Statutory Federal Income Tax Rate to Total Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before taxes, Amount	$ 26,490	$ (116,092)	$ 157,464	$ 126,040
Income tax expense (benefit) at federal statutory rate, Amount		(24,379)	33,067	26,469
State taxes, net of federal benefit, Amount		(1,109)	(9,906)	2,554
Income excluded from US taxation, Amount		24,379	(33,067)	(26,469)
Difference and changes in tax rates, Amount		(86)	0	2,249
Return to provision and other, Amount		255	0	(612)
Change in valuation allowance, Amount		23,507	0	(2,244)
Total income tax (benefit) expense	$ 703	$ 22,567	$ (9,906)	$ 1,947
Income (loss) before taxes, Percent		100.00%	100.00%	100.00%
Income tax benefit at federal statutory rate, Percent		21.00%	21.00%	21.00%
State taxes, net of federal benefit, Percent		1.00%	(6.30%)	2.00%
Income excluded from US taxation, Percent		(21.00%)	(21.00%)	(21.00%)
Difference and changes in tax rates, Percent		0.10%	0.00%	1.80%
Return to provision and other, Percent		(0.20%)	0.00%	(0.50%)
Change in valuation allowance, Percent		(20.30%)	0.00%	(1.80%)
Tax on income, Percent		(19.40%)	(6.30%)	1.50%
Tax Jurisdiction Of Domicile		country:US	country:US	country:US
ILLINOIS
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation State And Local Jurisdiction Contribution Greater Than Fifty Percent Tax Effect		Illinois	Illinois	Illinois
Indiana
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation State And Local Jurisdiction Contribution Greater Than Fifty Percent Tax Effect		Indiana	Indiana	Indiana
New York
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation State And Local Jurisdiction Contribution Greater Than Fifty Percent Tax Effect		New York	New York	New York